Cover Page	Nov. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Entity Registrant Name	Sandisk Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42420
Entity Tax Identification Number	99-1508671
Entity Address, Address Line One	951 Sandisk Drive
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	408
Local Phone Number	801-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	SNDK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0002023554
Amendment Flag	false